Recent Losses and Managements Plans (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (1,247,142)	$ (797,646)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	(87,125)	(808,474)
Working Capital Deficit	$ 1,468,082	$ 1,127,954